Taxation (Tables)	9 Months Ended
Sep. 30, 2023
Income Tax Expense
Schedule of income tax expense

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022*	2023	2022*
	$’000	$’000	$’000	$’000

Current taxes on income	28,567	31,897	91,484	83,905
Deferred income taxes	(11,908)	(89,201)	(2,366)	(107,850)
Total taxes	16,659	(57,304)	89,118	(23,945)